Income Taxes - Effective Income Tax Rate Reflected in Consolidated Statements of Income (Detail)	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Income taxes
Our effective statutory tax rate	33.00%	36.00%	38.00%
Changes in deferred tax valuation allowance	36.10%	5.10%	(9.80%)
Additional taxable revenues	0.30%	0.30%	0.40%
Non-deductible expenses	7.80%	5.90%	7.70%
Non-taxable revenue	(7.20%)	(4.70%)	(8.00%)
Dividends from foreign subsidiaries	0.00%	0.00%
Tax effect of undistributed earnings of foreign subsidiaries	0.10%	0.00%	3.50%
Different tax rate applicable to income (loss) of foreign subsidiaries	1.10%	(1.40%)	6.30%
Effect of changes in domestic tax laws	(0.90%)	(1.40%)	0.60%
Expiration of loss carryforwards		0.00%	0.70%
Tax benefit recognized on the devaluation of investment in subsidiaries and affiliates	(54.80%)		1.40%
Other	(1.80%)	(5.00%)	(0.70%)
Effective tax rate	13.70%	34.80%	40.10%